12. INCOME TAXES: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

	2021	2020	2019

Current – Federal	$2,859,997	$3,024,953	$3,207,966
Current – State	595,915	205,779	126,466
Total Current	3,455,912	3,230,732	3,334,432

Deferred – Federal	487,481	156,075	444,780

Total Provision	$3,943,393	$3,386,807	$3,779,212